Digital Assets - Schedule of Digital Asset Holdings (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Digital Asset Holdings [Line Items]
Digital asset	$ 1,368,700
BTC [Member]
Schedule of Digital Asset Holdings [Line Items]
Digital asset	1,285,600
USDT [Member]
Schedule of Digital Asset Holdings [Line Items]
Digital asset	$ 83,100